Lease liabilities	12 Months Ended
Aug. 31, 2020
Lease liabilities
Lease liabilities

13.Lease liabilities

$
Balance at August 31, 2019	—
Impact of adoption of IFRS 16	757,553
Additions	26,424
Repayment	(130,130)
Negative variable lease payments	(26,003)
Interest on lease liabilities	45,144
Balance at August 31, 2020	672,988
Current	120,815
Non-current	552,173
$
Less than one year	120,815
One year to five years	552,173
672,988

Included in rent expense is $65,934 of short-term lease expense. The lease liabilities have a weighted average interest rate of 5.4%.